Schedule of Investments (unaudited)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.9%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/26 (PR 09/01/24)	$1,010	$1,049,495
5.00%, 09/01/30 (PR 09/01/24)	500	519,552
Series A, 5.00%, 09/01/24	260	270,578
Series B, 5.00%, 09/01/24	470	489,123
Alabama Public School & College Authority RB
Series A, 5.00%, 02/01/24	1,025	1,051,419
Series A, 5.00%, 05/01/24	145	149,693
Series B, 5.00%, 01/01/24	520	532,267
Series C, 5.00%, 06/01/24	100	103,459
Auburn University RB, Series B, 5.00%, 06/01/24	265	274,025
City of Huntsville AL GO, Series A, 5.00%, 08/01/24	30	31,173
County of Mobile AL GOL, Series A, 5.00%, 06/01/24	50	51,730
State of Alabama GO
Series A, 5.00%, 08/01/24	285	296,399
Series A, 5.00%, 11/01/24	185	193,671
Series C, 5.00%, 08/01/24	125	129,999
University of Alabama (The) RB, Series A, 5.00%, 07/01/24	180	186,503
		5,329,086
Alaska — 0.2%
State of Alaska GO, Series B, 5.00%, 08/01/24	940	975,197

Arizona — 2.7%
Arizona Board of Regents COP, Series A, 5.00%, 06/01/24	155	160,052
Arizona Department of Transportation State Highway Fund
Revenue RB, 5.00%, 07/01/24	745	772,020
Arizona State University RB
Series A, 5.00%, 07/01/24	215	222,767
Series B, 5.00%, 07/01/24	230	238,309
Series C, 5.00%, 07/01/24	85	88,071
Arizona Transportation Board RB
5.00%, 07/01/24	865	896,372
Series A, 5.00%, 07/01/24	630	652,849
Arizona Water Infrastructure Finance Authority RB, Series A,
5.00%, 10/01/24	1,445	1,509,156
City of Peoria AZ GOL, Series B, 5.00%, 07/15/24	225	233,689
City of Phoenix AZ GO, 5.00%, 07/01/24	265	274,912
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/24	2,070	2,146,366
Series A, 5.00%, 07/01/24	435	450,951
Series A, 5.00%, 07/01/39 (PR 07/01/24)	1,710	1,773,232
Series B, 5.00%, 07/01/24	985	1,021,309
Series D, 5.00%, 07/01/24	315	326,157
City of Scottsdale AZ GOL, 4.00%, 07/01/24	495	506,390
City of Tempe AZ, 4.00%, 07/01/24	100	102,315
City of Tucson AZ COP, 5.00%, 07/01/24 (AGM)	85	87,950
City of Tucson AZ Water System Revenue RB, 5.00%, 07/01/24	395	409,550
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/24	595	617,170
Maricopa County Unified School District No. 97-Deer Valley/AZ GO
4.00%, 07/01/24	20	20,469
5.00%, 07/01/24	200	207,452
Maricopa County Union High School District No. 210-Phoenix GO
5.00%, 07/01/24	240	249,011
Series C, 3.00%, 07/01/24	165	166,413
Maricopa County Union High School District No. 210-Phoenix
GOL, 4.00%, 07/01/24	260	266,166
Security	Par (000)	Value

Arizona (continued)
Phoenix AZ, 4.00%, 07/01/24	$720	$736,779
Regional Public Transportation Authority RB, 5.25%, 07/01/24	320	332,893
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/24	300	307,215
Series A, 5.00%, 01/01/24	130	133,126
State of Arizona
5.00%, 09/01/24	110	114,441
5.00%, 09/01/24 (ETM)	465	483,551
State of Arizona COP, 5.00%, 10/01/24	160	166,997
University of Arizona (The) RB
5.00%, 06/01/24	335	346,365
Series A, 5.00%, 06/01/24	100	103,393
Series B, 5.00%, 06/01/24	150	155,089
		16,278,947
Arkansas — 0.2%
State of Arkansas GO
4.00%, 06/01/24	605	617,812
5.00%, 04/01/24	280	288,345
		906,157
California — 12.2%
Allan Hancock Joint Community College District/CA GO
5.00%, 08/01/24	205	213,322
5.00%, 08/01/24 (ETM)	10	10,395
Beverly Hills Unified School District CA GO
0.00%, 08/01/24(a)	725	698,260
4.00%, 08/01/24	110	112,970
5.00%, 08/01/24	665	692,698
California Educational Facilities Authority RB, 0.00%, 10/01/24 (AMBAC)(a)	160	152,301
California Health Facilities Financing Authority RB, Series A, 5.00%, 11/15/24	135	141,402
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/24	550	575,893
Series A, 5.00%, 10/01/24	355	370,940
California State Public Works Board RB
5.00%, 05/01/24	185	191,289
5.00%, 08/01/24	500	520,524
5.00%, 11/01/24	145	151,975
Series A, 5.00%, 06/01/24	130	134,723
Series A, 5.00%, 09/01/24	250	260,847
Series B, 5.00%, 10/01/24	655	684,958
Series C, 5.00%, 03/01/24	135	138,965
Series D, 5.00%, 09/01/24	325	339,101
Series F, 5.00%, 05/01/24	320	330,878
Series G, 5.00%, 05/01/24	245	253,329
Series H, 5.00%, 12/01/24	90	94,544
Serise A, 5.00%, 03/01/24	175	180,139
California State University RB
5.00%, 11/01/24	430	450,961
Series A, 4.00%, 11/01/24	75	77,279
Series A, 5.00%, 11/01/24	1,005	1,054,053
Series A, 5.00%, 11/01/29 (PR 11/01/24)	815	853,488
Series A, 5.00%, 11/01/32 (PR 11/01/24)	300	314,167
Series A, 5.00%, 11/01/34 (PR 11/01/24)	40	41,889
Series A, 5.00%, 11/01/39 (PR 11/01/24)	440	460,779
Serise A, 4.00%, 11/01/24	150	154,558
Cerritos Community College District GO, Series D, 0.00%, 08/01/24(a)	125	120,372

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
City & County of San Francisco CA GO, 5.00%, 06/15/24	$430	$446,390
City of Long Beach CA Harbor Revenue RB, Series B, 5.00%, 05/15/24	425	440,021
City of Los Angeles CA Wastewater System Revenue RB
5.00%, 06/01/24	225	233,114
Series A, 5.00%, 06/01/24	90	93,246
City of Los Angeles Department of Airports RB
4.00%, 05/15/24	175	178,755
5.00%, 05/15/24	295	305,045
5.00%, 05/15/24 (ETM)	45	46,461
Series B, 5.00%, 05/15/24	430	444,641
City of Petaluma CA Wastewater Revenue RB, 5.00%, 05/01/24	130	134,126
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/24	130	133,860
5.00%, 11/01/24	340	356,594
Series D, 5.00%, 11/01/24	165	173,053
City of San Francisco Public Utilities Commission Water
Revenue, 5.00%, 11/01/45 (PR 11/01/24)	2,000	2,094,449
City of San Jose CA GO, 5.00%, 09/01/24	440	458,531
Coast Community College District GO, Series D, 5.00%, 08/01/24	105	109,215
Contra Costa Transportation Authority RB, Series A, 5.00%, 03/01/24	45	46,322
Contra Costa Water District RB, Series T, 5.00%, 10/01/24	105	109,820
East Bay Municipal Utility District Water System Revenue RB, 5.00%, 06/01/24	195	202,163
Eastern Municipal Water District RB, Series A, 5.00%, 07/01/24	225	233,352
Escondido Union High School District GO, Series A, 0.00%, 08/01/24 (AGC)(a)	255	245,232
Evergreen School District GO, 0.00%, 08/01/24 (AGC)(a)	100	96,454
Foothill-De Anza Community College District GO
0.00%, 08/01/24 (NPFGC)(a)	110	106,053
4.00%, 08/01/24	160	163,914
5.00%, 08/01/24	325	337,950
Grossmont Union High School District GO
5.00%, 08/01/24	150	156,180
Series 2004, 0.00%, 08/01/24 (NPFGC)(a)	425	409,264
Long Beach Community College District GO
Series D, 0.00%, 05/01/24 (NPFGC)(a)	170	164,923
Series F, 5.00%, 06/01/24	185	191,523
Los Angeles Community College District/CA GO
5.00%, 08/01/24	1,730	1,802,317
Series A, 5.00%, 08/01/24	835	869,904
Series A, 5.00%, 08/01/26 (PR 08/01/25)	1,000	1,040,898
Series A, 5.00%, 08/01/28 (PR 08/01/24)	350	364,314
Series A, 5.00%, 08/01/31 (PR 08/01/25)	4,245	4,418,612
Series C, 5.00%, 08/01/24	605	630,290
Series G, 5.00%, 08/01/26 (PR 08/01/24)	225	234,202
Series J, 4.00%, 08/01/24	190	195,073
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/24	225	233,703
Series A, 5.00%, 06/01/24	765	793,093
Series A, 5.00%, 07/01/24	630	654,728
Los Angeles County Metropolitan Transportation Authority
Sales Tax Revenue RB
5.00%, 07/01/24	400	415,700
Series A, 5.00%, 07/01/24	140	145,495
Los Angeles County Public Works Financing Authority RB,
Series B, 5.00%, 12/01/24	305	320,398
Security	Par (000)	Value

California (continued)
Los Angeles County Sanitation Districts Financing Authority RB, Series A, 5.00%, 10/01/24	$195	$203,332
Los Angeles Department of Water & Power Power System Revenue RB
Series A, 5.00%, 07/01/24	270	280,559
Series B, 5.00%, 07/01/24	465	483,186
Series C, 5.00%, 07/01/24	105	109,106
Serise A, 5.00%, 07/01/24	80	83,129
Los Angeles Department of Water & Power RB, 5.00%, 07/01/24	500	519,554
Los Angeles Department of Water & Power, RB
Series A, 5.00%, 07/01/24	110	114,302
Series B, 5.00%, 07/01/24	250	259,777
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/24	2,180	2,264,636
Series B, 5.00%, 07/01/24	295	306,453
Series B-1, 4.00%, 07/01/24	510	522,740
Series C, 5.00%, 07/01/24	1,250	1,298,530
Los Rios Community College District GO, 4.00%, 08/01/24	200	205,001
Metropolitan Water District of Southern California RB
5.00%, 07/01/24	130	135,066
5.00%, 10/01/24	100	104,607
Series A, 5.00%, 07/01/24	225	233,544
Series B, 4.00%, 10/01/24	120	123,579
Series C, 5.00%, 07/01/24	105	109,091
Mount San Antonio Community College District GO, 0.00%, 08/01/24(a)	100	96,469
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/24	265	277,748
Newport Mesa Unified School District GO, 5.00%, 08/01/24	175	181,973
North Orange County Community College District/CA GO,
Series B, 0.00%, 08/01/24 (NPFGC)(a)	120	115,318
Orange County Local Transportation Authority Sales Tax
Revenue RB, 5.00%, 02/15/24	275	282,769
Orange County Water District RB, Series C, 5.00%, 08/15/24	235	244,903
Pajaro Valley Unified School District GO, Series B, 0.00%, 08/01/24 (AGM)(a)	100	95,957
Pasadena Unified School District GO, Series B, 5.00%, 08/01/24	30	31,209
Placer Union High School District/CA GO, Series A, 0.00%, 08/01/24 (NPFGC)(a)	25	24,092
Port of Los Angeles RB, Series A, 5.00%, 08/01/24	20	20,821
Poway Unified School District GO, Series A, 0.00%, 08/01/24(a)	100	96,423
Regents of the University of California Medical Center Pooled Revenue RB, 5.00%, 05/15/24	175	180,959
Riverside County Transportation Commission RB, Series B, 5.00%, 06/01/24	155	160,714
Sacramento Municipal Utility District RB
5.00%, 08/15/24	60	62,566
Series E, 5.00%, 08/15/24	285	297,186
Salinas Union High School District GO, Series A, 0.00%, 10/01/24 (NPFGC)(a)	20	19,132
San Diego Community College District GO, 5.00%, 08/01/24	445	462,731
San Diego Unified School District/CA, 5.50%, 07/01/24 (AGM)	400	418,813
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/24(a)	440	424,368
Series A, 0.00%, 07/01/24 (ETM)(a)	160	154,316
Series C-2, 5.50%, 07/01/24 (AGM)	255	266,993
Series D-1, 5.50%, 07/01/24 (NPFGC)	395	413,578
Series G, 0.00%, 07/01/38 (PR 01/01/24)(a)	600	264,132

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series R-4, 5.00%, 07/01/24	$240	$249,625
San Francisco Bay Area Rapid Transit District GO, Series A, 5.00%, 08/01/24	155	161,339
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, Series A, 5.00%, 07/01/24	330	342,671
San Francisco City & County Airport Commission San Francisco International Airport RB, Series D, 5.00%, 05/01/24	250	258,185
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, Series A, 5.00%, 10/01/24	295	308,690
San Joaquin Delta Community College District GO, Series C, 5.00%, 08/01/39 (PR 08/01/24)	1,000	1,040,296
San Jose Evergreen Community College District, 5.00%, 09/01/34 (PR 09/01/24)	1,000	1,042,591
San Jose Unified School District GO, 5.00%, 08/01/24	450	467,930
San Marcos Unified School District GO, 0.00%, 08/01/24(a)	40	38,587
San Mateo County Community College District GO, Series B, 0.00%, 09/01/24 (NPFGC)(a)	120	115,802
San Mateo Union High School District GO, 4.00%, 09/01/24	210	215,768
San Ramon Valley Unified School District/CA GO, 5.00%, 08/01/24	125	130,075
Santa Clara County Financing Authority RB, Serise A, 5.00%, 11/15/24	445	466,822
Santa Clara Valley Transportation Authority, 5.00%, 06/01/24	340	352,352
Santa Clara Valley Transportation Authority RB
Series A, 5.00%, 04/01/24	100	103,167
Series A, 5.00%, 06/01/24	150	155,450
Santa Clara Valley Water District COP, Series C, 5.00%, 06/01/24	295	305,717
Santa Monica-Malibu Unified School District GO, Series C, 4.00%, 07/01/24	85	87,111
Simi Valley Unified School District GO, 5.00%, 08/01/24	250	260,262
Solano County Community College District GO, 0.00%, 08/01/24(a)	125	126,815
Southern California Public Power Authority RB
5.00%, 07/01/24	140	145,435
Series C, 5.00%, 07/01/24	385	399,947
State of California, 5.00%, 09/01/24	1,700	1,772,945
State of California Department of Water Resources RB
5.00%, 12/01/24	310	325,937
Series AR, 5.00%, 12/01/24 (PR 06/01/24)	35	36,248
Series AS, 5.00%, 12/01/24	1,210	1,272,205
Series AV, 5.00%, 12/01/24	75	78,856
Series AW, 5.00%, 12/01/24	120	126,169
Series AX, 5.00%, 12/01/24	260	273,366
Series BA, 5.00%, 12/01/24	265	278,623
State of California GO
4.00%, 03/01/24	160	162,949
4.00%, 04/01/24	115	117,289
4.00%, 10/01/24	720	739,957
4.00%, 11/01/24	55	56,604
5.00%, 03/01/24	870	895,265
5.00%, 04/01/24	625	644,576
5.00%, 05/01/24	525	542,649
5.00%, 08/01/24	660	686,795
5.00%, 09/01/24	1,180	1,230,632
5.00%, 10/01/24	1,375	1,437,198
5.00%, 11/01/24	5,195	5,442,159
Series A, 5.00%, 10/01/24	175	182,916
Series B, 5.00%, 08/01/24	400	416,239
Series B, 5.00%, 09/01/24	880	917,760
Sunnyvale Elementary School District GO, 5.00%, 09/01/24	195	203,212
Security	Par (000)	Value

California (continued)
University of California RB
4.00%, 05/15/24	$150	$153,353
5.25%, 05/15/44 (PR 05/15/24)	2,500	2,593,859
Series AM, 5.00%, 05/15/24	460	476,079
Series AO, 5.00%, 05/15/24	625	646,847
Series AR, 4.00%, 05/15/24	320	327,153
Series AV, 5.00%, 05/15/24	230	238,040
Series AY, 5.00%, 05/15/24	185	191,467
Upper Santa Clara Valley Joint Powers Authority, 5.00%, 08/01/24, (ETM)	275	286,081
Walnut Valley Unified School District GO, 0.00%, 08/01/24 (NPFGC)(a)	1,170	1,125,349
West Basin Municipal Water District/CA RB, Series A, 5.00%, 08/01/24	245	254,762
William S Hart Union High School District GO, Series B,
0.00%, 08/01/24 (AGM)(a)	125	120,372
		72,984,287
Colorado — 0.5%
Board of Governors of Colorado State University System RB, Series E-2, 5.00%, 03/01/24 (NPFGC)	150	154,080
City & County of Denver Co. Airport System Revenue RB
5.00%, 11/15/24	250	261,228
Series A, 5.00%, 11/15/24	210	219,431
City of Colorado Springs CO Utilities System Revenue RB,
Series A-1, 5.00%, 11/15/24	50	52,389
Colorado Health Facilities Authority, 5.00%, 11/01/24	100	103,623
County of Boulder CO, 5.00%, 12/01/24	390	408,039
Denver City & County School District No. 1 COP, Series A,
5.00%, 12/01/24	75	78,538
Denver City & County School District No. 1 GO
5.00%, 12/01/24 (SAW)	445	466,810
Series A, 5.50%, 12/01/24 (SAW)	405	428,460
Series B, 5.00%, 12/01/24 (SAW)	195	204,557
E-470 Public Highway Authority RB, Series B, 0.00%,
09/01/24 (NPFGC)(a)	25	23,906
Metro Wastewater Reclamation District RB, Series A, 5.00%, 04/01/24	240	247,265
University of Colorado RB
Series B-1, 5.00%, 06/01/24	200	206,785
Series C, VRDN,2.00%, 06/01/54	250	246,199
		3,101,310
Connecticut — 1.8%
Hartford County Metropolitan District Clean Water Project
Revenue RB, Series A, 5.00%, 11/01/34 (PR 11/01/24)	250	261,499
State of Connecticut, 5.00%, 01/15/24	200	204,941
State of Connecticut Clean Water Fund-State Revolving Fund, 5.00%, 03/01/24	140	144,035
State of Connecticut GO
4.00%, 01/15/24	600	609,204
5.00%, 04/15/24	85	87,661
5.00%, 11/15/24	750	785,296
Series A, 5.00%, 03/01/24	130	133,648
Series A, 5.00%, 03/15/24	190	195,528
Series A, 5.00%, 04/15/24	230	237,201
Series B, 5.00%, 01/15/24	95	97,347
Series B, 5.00%, 04/15/24	330	340,331
Series B, 5.00%, 05/15/24	285	294,557
Series D, 5.00%, 04/15/24	745	768,324
Series D, 5.00%, 06/15/24	130	134,651
Series D, 5.00%, 07/15/24	1,500	1,557,053
Series D, 5.00%, 08/15/24	295	306,885

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
Series E, 5.00%, 09/15/24	$250	$260,633
Series E, 5.00%, 10/15/24	250	261,197
Series F, 5.00%, 09/15/24	100	104,253
Series F, 5.00%, 11/15/24	350	366,471
State of Connecticut Special Tax Obligation RB, 5.00%, 09/01/24	100	104,211
State of Connecticut Special Tax Revenue, 5.00%, 01/01/24	440	450,582
State of Connecticut Special Tax Revenue RB
5.00%, 10/01/24	245	255,878
Series A, 4.00%, 05/01/24	60	61,246
Series A, 5.00%, 05/01/24	525	542,320
Series A, 5.00%, 08/01/24	415	431,536
Series A, 5.00%, 09/01/24	1,120	1,167,168
Series B, 5.00%, 08/01/24	440	457,532
		10,621,188
Delaware — 0.7%
City of Wilmington DE GO, 4.00%, 12/01/24	100	102,754
County of New Castle DE GO, 5.00%, 10/01/24	390	406,989
Delaware Transportation Authority RB
4.00%, 07/01/24	360	368,537
5.00%, 07/01/24	1,380	1,431,812
5.00%, 09/01/24	500	520,661
State of Delaware, 5.00%, 07/01/24	550	570,728
State of Delaware GO
5.00%, 03/01/24	570	586,306
Series 2009C, 5.00%, 10/01/24	220	229,804
Series A, 5.00%, 10/01/24	100	104,457
Series B, 5.00%, 07/01/27 (PR 07/01/24)	85	88,264
		4,410,312
District of Columbia — 1.6%
District of Columbia GO
Series A, 4.00%, 06/01/24	90	91,977
Series A, 5.00%, 06/01/24	410	424,347
Series A, 5.00%, 10/15/24	150	156,769
Series B, 5.00%, 06/01/24	645	667,571
Series D, 5.00%, 06/01/24	715	740,020
District of Columbia RB
5.00%, 03/01/24	1,000	1,028,499
5.00%, 12/01/24	145	151,734
Series A, 5.00%, 12/01/24	460	482,545
Series B, 5.00%, 10/01/24	1,595	1,665,815
Series C, 5.00%, 10/01/24	1,210	1,263,722
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/24	380	396,554
Series B, 5.00%, 10/01/24	805	839,262
Metropolitan Washington Airports Authority Aviation Revenue RB, Series B, 5.00%, 10/01/24	35	36,495
Washington Metropolitan Area Transit Authority Dedicated Revenue, 5.00%, 07/15/24	1,080	1,120,134
Washington Metropolitan Area Transit Authority RB, 5.00%, 07/15/24	315	326,706
		9,392,150
Florida — 2.7%
Broward County FL Water & Sewer Utility Revenue RB,
Series B, 5.00%, 10/01/24	130	135,100
Central Florida Expressway Authority RB, 5.00%, 07/01/24	60	62,091
City of Jacksonville FL RB, Series B, 5.00%, 10/01/24	25	26,039
City of Tampa FL Water & Wastewater System Revenue RB, 5.00%, 10/01/24	25	26,110
Security	Par (000)	Value

Florida (continued)
County of Hillsborough FL Community Investment Tax Revenue RB, 5.00%, 11/01/24	$50	$52,029
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/24	185	192,750
County of Miami-Dade FL GO
Series A, 5.00%, 07/01/24	370	383,230
Series B, 5.00%, 07/01/24	100	103,570
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/24	435	450,777
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/24	1,230	1,280,914
Series B, 5.00%, 10/01/24	255	265,555
County of Orange FL Sales Tax Revenue RB, 5.00%, 01/01/24	130	133,043
County of Sarasota FL RB, 5.00%, 10/01/24	45	47,013
Florida Department of Environmental Protection RB
5.00%, 07/01/24	585	606,051
Series A, 5.00%, 07/01/24	1,675	1,735,275
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/24	20	20,828
Florida State Development Commission RB, Series A, 5.00%, 07/01/24	100	103,641
Florida’s Turnpike Enterprise RB, Series A, 5.00%, 07/01/24	870	902,418
Hillsborough County School Board COP, Series A, 5.00%, 07/01/24	120	124,165
Lee County School Board (The) COP, 5.00%, 08/01/24	100	103,834
Miami-Dade County Expressway Authority RB, Series B, 5.00%, 07/01/24	280	288,337
Orange County Convention Center/Orlando RB, 5.00%, 10/01/24	190	197,960
Orange County School Board COP
Series B, 5.00%, 08/01/24	15	15,562
Series D, 5.00%, 08/01/24	50	51,872
Orlando Utilities Commission RB, Series A, 5.00%, 10/01/24	540	563,343
Palm Beach County School District, 5.00%, 08/01/24	500	518,422
Palm Beach County School District COP, Series B, 5.00%, 08/01/24	280	290,317
Pasco County School Board COP, Series A, 5.00%, 08/01/24	65	67,434
Reedy Creek Improvement District GOL, Series A, 5.00%, 06/01/24	190	195,965
School Board of Miami-Dade County (The) COP
Series A, 5.00%, 05/01/24	315	324,840
Series D, 5.00%, 02/01/24	725	743,035
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/24	210	215,874
School District of Broward County/FL COP
Series A, 5.00%, 07/01/24	650	671,735
Series B, 5.00%, 07/01/24	20	20,669
Series C, 5.00%, 07/01/24	200	206,688
State of Florida Department of Transportation RB
5.00%, 07/01/24	130	134,936
Series A, 5.00%, 07/01/24	450	465,620
State of Florida Department of Transportation Turnpike System Revenue RB, Series A, 5.00%, 07/01/24	235	243,756
State of Florida GO
5.00%, 07/01/24	850	881,672
Seires E, 5.00%, 06/01/24	200	207,213
Series A, 5.00%, 01/01/24	195	199,797
Series A, 5.00%, 07/01/24	180	186,707
Series B, 5.00%, 06/01/24	250	259,016
Series C, 5.00%, 06/01/24	220	227,934

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Series F, 5.00%, 06/01/24	$485	$502,490
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/24	775	803,657
Series B, 5.00%, 07/01/24	890	922,910
Volusia County School Board RB, 5.00%, 10/01/24	20	20,795
		16,182,989
Georgia — 2.8%
City of Atlanta Department of Aviation, 5.00%, 07/01/24	250	259,209
City of Atlanta GA, 5.00%, 12/01/24	250	262,207
City of Atlanta GA Airport Passenger Facility Charge RB,
Series A, 5.00%, 01/01/24	695	711,395
City of Atlanta GA Department of Aviation RB, 5.00%, 07/01/24	100	103,684
City of Atlanta GA GOL, 5.00%, 12/01/32 (PR 12/01/24)	930	973,187
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/24	975	1,020,016
Series B, 5.00%, 11/01/24	145	151,695
Columbia County School District GO, 4.00%, 10/01/24 (SAW)	120	123,281
County of DeKalb GA GO, 5.00%, 12/01/24	130	136,348
County of Forsyth GA GO, 5.00%, 09/01/24	305	317,942
County of Henry GA GO, 5.00%, 05/01/24	200	206,598
Douglas County School District/GA GO, 5.00%, 04/01/24 (SAW)	235	242,196
Fayette County School District/GA GO, 5.25%, 09/01/24 (SAW)	105	109,827
Forsyth County School District, 4.00%, 02/01/33 (PR 02/01/24)	3,030	3,081,115
Georgia Ports Authority RB, 5.00%, 07/01/24	200	207,395
Gwinnett County School District GO, 5.00%, 02/01/24	100	102,687
Gwinnett County Water & Sewerage Authority RB
4.00%, 08/01/24	1,500	1,537,811
5.00%, 08/01/24	500	519,922
Metropolitan Atlanta Rapid Transit Authority RB, Series A, 4.00%, 07/01/24	395	403,535
Private Colleges & Universities Authority RB, Series B,
5.00%, 10/01/24	100	104,490
State of Georgia GO
5.00%, 07/01/24	3,000	3,112,636
Series A, 5.00%, 02/01/24	175	179,598
Series A-1, 5.00%, 02/01/24	655	672,209
Series A-1, 5.00%, 08/01/24	740	769,485
Series C, 5.00%, 07/01/24	220	228,260
Series C-1, 5.00%, 01/01/24	240	245,772
Series C-1, 5.00%, 07/01/24	405	420,206
Series E, 5.00%, 12/01/24	320	335,684
Series F, 5.00%, 01/01/24	100	102,405
		16,640,795
Hawaii — 2.2%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/24	75	77,763
Series A, 5.00%, 07/01/24	480	497,681
Series B, 5.00%, 07/01/24	225	233,288
City & County Honolulu Wastewater System Revenue, 5.00%, 07/01/24	250	259,209
City & County of Honolulu HI GO
4.00%, 07/01/24	265	271,172
5.00%, 08/01/24	425	441,743
Series A, 5.00%, 09/01/24	480	499,986
Series A, 5.00%, 10/01/24	100	104,390
Series B, 5.00%, 10/01/24	105	109,609
Security	Par (000)	Value

Hawaii (continued)
Series C, 5.00%, 10/01/24	$120	$125,267
Series D, 5.00%, 09/01/24	240	249,993
County of Hawaii HI GO
5.00%, 09/01/24	670	697,638
Series A, 5.00%, 09/01/24	115	119,752
Series B, 4.00%, 09/01/24	60	61,554
County of Maui HI GO, 5.00%, 09/01/24	35	36,463
Honolulu City & County Board of Water Supply RB
4.00%, 07/01/36 (PR 07/01/24)	580	593,428
5.00%, 07/01/27 (PR 07/01/24)	275	285,169
Series A, 5.00%, 07/01/24	150	155,419
State of Hawaii, 5.00%, 08/01/33 (PR 08/01/24)	4,500	4,676,599
State of Hawaii GO
5.00%, 04/01/24	500	515,661
Series EO, 5.00%, 08/01/24	180	187,307
Series ET, 5.00%, 10/01/24	135	141,107
Series EY, 5.00%, 10/01/24	90	94,071
Series EZ, 5.00%, 10/01/24	855	893,676
Series FE, 5.00%, 10/01/24	395	412,868
Series FH, 5.00%, 10/01/24	430	449,451
Series FN, 5.00%, 10/01/24	35	36,583
Series FT, 5.00%, 01/01/24	600	614,704
State of Hawaii State Highway Fund RB, Series B, 5.00%, 01/01/24	230	235,531
		13,077,082
Idaho — 0.3%
Idaho Housing & Finance Association RB
5.00%, 07/15/24	1,925	1,994,855
Series A, 5.00%, 07/15/24	25	25,925
		2,020,780
Illinois — 2.1%
Chicago O’Hare International Airport, Series B, 5.00%, 01/01/24	130	132,948
Chicago O’Hare International Airport RB
Series B, 5.00%, 01/01/24	710	726,099
Series C, 5.00%, 01/01/24	320	327,256
Series D, 5.00%, 01/01/24	205	209,648
Series E, 5.00%, 01/01/24	975	997,108
Chicago Transit Authority Capital Grant Receipts Revenue
RB, 5.00%, 06/01/24	155	159,537
Illinois Finance Authority RB
5.00%, 01/01/24	510	521,985
5.00%, 02/15/24	455	466,956
5.00%, 07/01/24	1,110	1,150,730
Series A, 5.00%, 10/01/24	390	406,859
Illinois State Toll Highway Authority RB
5.00%, 01/01/24	185	189,296
Series D, 5.00%, 01/01/24	1,645	1,683,204
Metropolitan Water Reclamation District of Greater Chicago GOL, Series C, 5.00%, 12/01/24	400	418,575
State of Illinois GO
5.00%, 02/01/24	725	740,384
5.00%, 03/01/24	500	511,294
5.00%, 04/01/24	605	619,827
5.00%, 05/01/24	720	738,823
Series A, 4.00%, 05/01/24	295	299,125
Series A, 5.00%, 03/01/24	130	132,973
Series A, 5.00%, 10/01/24	65	67,218
Series A, 5.00%, 11/01/24	250	258,915
Series A, 5.00%, 12/01/24	50	51,860

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Series B, 5.00%, 12/01/24	$150	$155,579
Series D, 5.00%, 11/01/24	1,235	1,279,038
State of Illinois RB
Series C, 4.00%, 06/15/24	25	25,217
Series C, 5.00%, 06/15/24	200	204,391
Series D, 5.00%, 06/15/24	75	76,647
		12,551,492
Indiana — 1.5%
Ball State University RB, 5.00%, 07/01/24	200	207,055
Indiana Finance Authority RB
5.00%, 02/01/24	1,500	1,539,411
5.00%, 10/01/24	1,150	1,199,713
Series A, 5.00%, 02/01/24	345	354,065
Series A, 5.00%, 10/01/24	230	239,904
Series B, 5.00%, 02/01/24	475	487,480
Series C, 5.00%, 12/01/24	1,765	1,850,206
Indiana Municipal Power Agency RB
5.00%, 01/01/24	375	383,606
Series C, 5.00%, 01/01/24	465	475,672
Indiana Transportation Finance Authority RB, Series C,
5.50%, 12/01/24 (NPFGC)	300	317,267
Indiana University RB
Series A, 5.00%, 06/01/24	300	310,538
Series W-2, 5.00%, 08/01/24	190	197,542
Series X, 5.00%, 08/01/24	160	166,351
Indianapolis Local Public Improvement Bond Bank RB,
Series A, 5.00%, 01/15/24	345	353,523
Purdue University COP, Series A, 5.00%, 07/01/24	205	212,406
Purdue University RB
5.00%, 07/01/24	100	103,613
5.25%, 07/01/24	100	103,958
Series A, 5.00%, 07/01/24	200	207,310
Series DD, 5.00%, 07/01/24	285	295,417
		9,005,037
Iowa — 0.3%
Iowa Finance Authority RB, 5.00%, 08/01/24	920	956,658
State of Iowa RB
5.00%, 06/15/24	375	387,747
Series A, 5.00%, 06/01/24	195	201,433
		1,545,838
Kansas — 0.4%
City of Merriam KS GO, 5.00%, 10/01/24	125	130,508
City of Wichita KS Water & Sewer Utility Revenue RB,
Series A, 5.00%, 10/01/24	200	208,546
Johnson County Unified School District No. 229 Blue Valley GO, Series B, 5.00%, 10/01/24	70	73,073
Johnson County Water District No. 1 RB, 5.00%, 01/01/24	105	107,448
Kansas Development Finance Authority RB, 5.00%, 05/01/24	400	413,146
Sedgwick County Unified School District No. 259 Wichita GO, Series A, 4.00%, 10/01/24	130	133,496
Sedgwick County Unified School District No. 262 Valley Center GO, 3.00%, 09/01/36 (PR 09/01/24)	240	242,251
Sedgwick County Unified School District No. 266 Maize GO, 5.00%, 09/01/24	150	156,151
State of Kansas Department of Transportation RB, Series A, 5.00%, 09/01/24	985	1,024,920
		2,489,539
Kentucky — 0.1%
Kentucky Turnpike Authority RB, 5.00%, 07/01/24	225	232,651
Security	Par (000)	Value

Kentucky (continued)
Louisville & Jefferson County Metropolitan Sewer District RB, 5.00%, 05/15/24	$280	$289,534
		522,185
Louisiana — 1.0%
Louisiana Local Government Environmental Facilities & Community Development Authority RB, 5.00%, 10/01/33 (PR 10/01/25)	2,000	2,087,459
Louisiana State University & Agricultural & Mechanical College RB, 5.00%, 07/01/34 (PR 07/01/24)	1,000	1,036,268
St Tammany Parish Wide School District No. 12 GO, 5.00%, 03/01/27 (PR 03/01/24)	1,125	1,156,573
State of Louisiana GO
5.00%, 05/01/24	300	309,747
5.00%, 12/01/24	50	52,451
Series A, 5.00%, 04/01/24	500	515,135
Series A, 5.00%, 09/01/24	140	145,807
Series B, 5.00%, 05/01/24	25	25,812
Series C, 5.00%, 08/01/24	110	114,317
Series D-2, 5.00%, 12/01/24	150	157,352
State of Louisiana RB, 5.00%, 09/01/24	110	114,563
		5,715,484
Maine — 0.5%
City of Portland ME GO, 5.00%, 10/01/24	170	177,462
Maine Municipal Bond Bank, 5.00%, 09/01/24	105	109,239
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/24	130	135,248
Series A, 5.00%, 11/01/24	165	172,502
Series B, 5.00%, 11/01/24	110	115,002
Series C, 5.00%, 11/01/24	435	454,779
Series D, 5.00%, 11/01/24	115	120,229
Maine Turnpike Authority, 5.00%, 07/01/24	195	202,072
Maine Turnpike Authority RB, 5.00%, 07/01/24	150	155,440
State of Maine GO, Series B, 5.00%, 06/01/24	1,265	1,309,605
		2,951,578
Maryland — 4.8%
City of Baltimore MD RB, Series A, 5.00%, 07/01/24	300	310,201
County of Anne Arundel MD GOL, 5.00%, 10/01/24	1,290	1,347,274
County of Baltimore MD GO
5.00%, 02/01/24	100	102,627
5.00%, 03/01/24	705	725,091
5.00%, 08/01/24	320	332,750
County of Carroll MD GO, 5.00%, 11/01/24	225	235,546
County of Charles MD GO, 5.00%, 10/01/24	100	104,457
County of Frederick MD GO, Series A, 5.00%, 08/01/24	25	25,977
County of Howard MD GO
5.00%, 02/15/24	1,300	1,335,644
Series A, 5.00%, 02/15/24	295	303,089
Series A, 5.00%, 08/15/24	250	260,265
Series B, 5.00%, 02/15/24	55	56,508
Series C, 5.00%, 02/15/24	75	77,056
County of Montgomery MD, 5.00%, 11/01/27 (PR 11/01/24)	830	868,176
County of Montgomery MD GO
Series A, 4.00%, 11/01/31 (PR 11/01/24)	1,000	1,028,971
Series A, 5.00%, 11/01/24	750	784,628
Series A, 5.00%, 12/01/24	125	131,057
Series A, 5.00%, 11/01/26 (PR 11/01/24)	465	486,388
Series B, 5.00%, 06/01/24	235	243,192
Series B, 5.00%, 11/01/24	50	52,308
County of Montgomery MD Water Quality Protection Charge
Revenue RB, 5.00%, 04/01/24	120	123,688

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
County of Prince George’s MD, 5.00%, 07/01/24	$900	$933,791
County of Prince George’s MD GOL
Series A, 4.00%, 09/01/24	430	441,472
Series A, 5.00%, 07/15/24	495	514,116
Series B, 5.00%, 07/15/24	225	233,689
Maryland Health & Higher Educational Facilities Authority RB, 5.25%, 07/01/27 (PR 01/01/25)	1,500	1,556,393
Maryland State Transportation Authority RB
5.00%, 07/01/24	160	165,826
Series A, 5.00%, 07/01/24	255	264,285
State of Maryland Department of Transportation RB
4.00%, 09/01/24	235	241,270
5.00%, 05/01/24	360	371,877
5.00%, 09/01/24	240	250,108
5.00%, 10/01/24	755	788,521
5.00%, 11/01/24	500	523,349
State of Maryland GO
First Series, 5.00%, 06/01/24	460	476,220
Series A, 5.00%, 03/15/24	545	561,101
Series A, 5.00%, 08/01/24	510	530,321
Series B, 4.00%, 08/01/24	375	384,453
Series B, 5.00%, 08/01/24	2,470	2,568,417
Series C, 5.00%, 08/01/24	1,150	1,195,822
Series C-2, 5.00%, 08/01/24	535	556,317
Washington Suburban Sanitary Commission RB
4.00%, 06/01/24	90	92,013
4.00%, 06/01/37 (PR 06/01/24) (GTD)	5,000	5,108,530
4.00%, 06/01/41 (PR 06/01/24) (GTD)	1,000	1,021,706
4.00%, 06/01/43 (PR 06/01/24) (GTD)	450	459,768
5.00%, 06/01/24	620	641,944
5.00%, 06/15/24 (GTD)	145	150,287
		28,966,489
Massachusetts — 3.2%
Boston Water & Sewer Commission RB, 3.50%, 11/01/31 (PR 11/01/25)	1,000	1,021,324
City of Boston MA GO
5.00%, 04/01/24	1,070	1,102,889
Series A, 5.00%, 03/01/24	160	164,560
Series A, 5.00%, 11/01/24	700	732,688
Series B, 5.00%, 04/01/24	105	108,227
Series D, 5.00%, 03/01/24	250	257,125
Commonwealth of Massachusetts, 5.00%, 04/01/24	155	159,782
Commonwealth of Massachusetts Federal Highway Grant
Anticipation Note Revenue RB, Series A, 5.00%, 06/15/24	505	523,137
Commonwealth of Massachusetts GO
Series C, 5.00%, 10/01/24	100	104,457
Series C, 5.50%, 12/01/24 (AMBAC)	135	142,845
Commonwealth of Massachusetts GOL
5.00%, 01/01/24	1,700	1,741,039
Series 7, 5.00%, 07/01/24	130	134,899
Series A, 5.00%, 01/01/24	250	256,035
Series A, 5.00%, 07/01/24	80	83,015
Series B, 5.00%, 07/01/24	1,340	1,390,501
Series B, 5.00%, 11/01/24	1,115	1,167,263
Series B, 5.25%, 09/01/24 (AGM)	1,355	1,417,510
Series C, 5.00%, 07/01/24	60	62,261
Series C, 5.00%, 10/01/24	375	391,712
Series F, 5.00%, 05/01/24	100	103,312
Series H, 5.00%, 12/01/24	375	393,448
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/24	230	237,803
Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/24	$1,475	$1,529,067
Series B, 5.00%, 07/01/24	105	108,838
Series C, 5.50%, 07/01/24	300	313,039
Massachusetts Bay Transportation Authority Sales Tax
Revenue RB, Series B, 5.50%, 07/01/24 (NPFGC)	215	224,345
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/24	435	452,333
Series 2017, 5.00%, 08/01/24	375	389,829
Series 21, 5.00%, 08/01/24	200	207,909
Series 22, 5.00%, 08/01/24	675	701,693
Massachusetts School Building Authority RB
5.00%, 11/15/24	380	397,815
Series C, 5.00%, 08/15/24	255	265,234
Massachusetts State College Building Authority, 5.00%,
05/01/24 (ST INTERCEPT)	200	206,373
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, 5.00%, 01/01/24	175	179,193
Massachusetts Water Resources Authority
5.00%, 08/01/24	155	161,129
5.00%, 08/01/24 (ETM)	310	321,933
Massachusetts Water Resources Authority RB
5.00%, 08/01/24 (ETM)	285	296,185
Series B, 5.00%, 08/01/24	345	358,637
Series C, 5.00%, 08/01/24	655	680,786
University of Massachusetts Building Authority RB
5.00%, 05/01/24	125	129,077
Series 2021-1, 5.00%, 11/01/24	285	298,058
		18,917,305
Michigan — 1.5%
Chippewa Valley Schools GO, Series B, 5.00%, 05/01/24 (Q-SBLF)	250	257,466
Great Lakes Water Authority Sewage Disposal System Revenue RB, 5.00%, 07/01/24	100	103,641
Michigan Finance Authority RB
5.00%, 07/01/24 (AGM)	100	103,330
5.00%, 10/01/24	140	145,912
Series B, 5.00%, 10/01/24	195	203,234
Series C-3, 5.00%, 07/01/24 (AGM)	115	118,829
Michigan State Building Authority RB
4.00%, 10/15/24	150	153,854
5.00%, 04/15/24	380	391,576
Series I, 5.00%, 04/15/24	720	741,933
Michigan State University RB, 4.00%, 02/15/24	405	411,648
Oxford Area Community School District GO, Series A, 5.00%, 05/01/24	15	15,461
Royal Oak Hospital Finance Authority RB, 5.00%, 09/01/39 (PR 03/01/25)	2,055	2,111,561
State of Michigan Comprehensive Transportation Revenue RB, 5.00%, 11/15/24	130	136,211
State of Michigan GO, Series A, 5.00%, 12/01/24	245	257,008
State of Michigan RB, 5.00%, 03/15/24	2,305	2,373,096
State of Michigan Trunk Line Revenue RB, 5.00%, 11/15/24	780	816,848
University of Michigan, 5.00%, 04/01/24	250	257,655
University of Michigan RB
Series A, 5.00%, 04/01/24	140	144,287
Serise A, 5.00%, 04/01/24	255	262,808
Wayne County Airport Authority RB, Series C, 5.00%, 12/01/24	50	52,267
		9,058,625

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota — 1.5%
City of Minneapolis MN GO, 5.00%, 12/01/24	$400	$419,605
County of Hennepin MN GO, Series A, 5.00%, 12/01/24	350	367,154
Metropolitan Council GO
Series A, 5.00%, 03/01/24	50	51,425
Series C, 5.00%, 03/01/24	835	858,796
Series E, 5.00%, 12/01/24	255	267,498
Minneapolis-St Paul Metropolitan Airports Commission RB
5.00%, 01/01/24	200	204,627
Series B, 5.00%, 01/01/24	300	306,940
Minnesota Municipal Power Agency RB, Series A, 5.00%, 10/01/24	155	161,468
Minnesota Public Facilities Authority RB
5.00%, 03/01/24	500	514,303
Series B, 3.00%, 03/01/24	585	589,324
Rosemount-Apple Valley-Eagan Independent School District No. 196 GO, Series A, 5.00%, 02/01/24	115	117,941
Southern Minnesota Municipal Power Agency RB, Series A, 4.00%, 01/01/24	100	101,324
State of Minnesota, 5.00%, 08/01/24	110	114,383
State of Minnesota GO
5.00%, 08/01/24	430	447,133
5.00%, 09/01/24	1,115	1,161,958
Series A, 5.00%, 08/01/24	2,060	2,142,081
Series B, 5.00%, 08/01/24	205	213,168
Series B, 5.00%, 10/01/24	155	161,882
Series D, 5.00%, 08/01/24	720	748,688
Series E, 5.00%, 10/01/24	75	78,330
		9,028,028
Mississippi — 0.1%
State of Mississippi GO
Series B, 5.00%, 09/01/24	90	93,790
Series C, 4.00%, 10/01/24	45	46,193
Series C, 5.00%, 10/01/24	505	527,421
		667,404
Missouri — 0.8%
City of Springfield MO Public Utility Revenue RB, 5.00%, 08/01/24	275	285,751
Metropolitan St Louis Sewer District RB, 5.00%, 05/01/24	155	160,075
Missouri Highway & Transportation Commission RB
Series A, 5.00%, 05/01/24	820	847,053
Series A, Series A, 5.00%, 05/01/24	130	134,289
Series B, 5.00%, 05/01/24	110	113,629
Missouri State Board of Public Buildings RB
Series A, 4.00%, 04/01/24	300	305,623
Series A, 5.00%, 04/01/24	1,170	1,205,415
Series B, 5.00%, 04/01/24	125	128,784
Missouri State Environmental Improvement & Energy Resources Authority RB
Series A, 5.00%, 01/01/24	1,000	1,024,049
Series B, 4.00%, 07/01/24	135	138,201
University of Missouri RB, Series A, 5.00%, 11/01/24	485	506,797
		4,849,666
Montana — 0.0%
State of Montana GO, 5.00%, 08/01/24	235	244,364

Nebraska — 0.7%
City of Omaha NE GO
Series A, 5.00%, 01/15/24	150	153,691
Series B, 5.00%, 04/15/24	175	180,458
Series B, 5.00%, 11/15/24	55	57,578
Series B, 5.00%, 11/15/26 (PR 11/15/24)	50	52,350
Security	Par (000)	Value

Nebraska (continued)
Nebraska Public Power District RB
Series A-1, 5.00%, 01/01/24	$365	$373,043
Series C, 5.00%, 01/01/24	1,125	1,149,789
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/24	205	210,079
Omaha Public Power District RB
Series A, 5.00%, 02/01/24	485	497,549
Series B, 5.00%, 02/01/31 (PR 02/01/25)	1,240	1,288,663
University of Nebraska Facilities Corp. RB, 5.00%, 07/15/24	490	508,352
		4,471,552
Nevada — 1.9%
Clark County School District, 5.00%, 06/15/24 (AGM)	880	909,553
Clark County School District GOL
Series A, 5.00%, 06/15/24	350	361,994
Series B, 5.00%, 06/15/24	185	191,340
Series C, 5.00%, 06/15/24	660	682,617
Clark County Water Reclamation District GOL, 5.00%, 07/01/24	215	222,676
County of Clark NV, 5.00%, 11/01/24	200	209,304
County of Clark NV GOL
5.00%, 06/01/24	90	93,161
5.00%, 11/01/24	220	230,235
5.00%, 12/01/24	265	277,939
Series A, 5.00%, 06/01/24	165	170,796
Series A, 5.00%, 11/01/24	210	219,770
Series B, 5.00%, 11/01/24	275	287,794
Serise A, 5.00%, 12/01/24	300	314,648
County of Clark NV Passenger Facility Charge Revenue RB
5.00%, 07/01/24	940	973,293
Series C, 5.00%, 07/01/24	365	377,928
County of Clark NV RB
5.00%, 07/01/24	1,030	1,067,152
Series A, 5.00%, 07/01/24	270	279,678
Las Vegas Valley Water District, 5.00%, 12/01/24	235	246,302
Las Vegas Valley Water District GOL
5.00%, 06/01/24	560	579,372
Series A, 5.00%, 02/01/24	150	153,866
Series B, 5.00%, 06/01/24	1,300	1,344,970
Nevada System of Higher Education RB, Series A, 5.00%, 07/01/24	140	144,879
State of Nevada GOL
5.00%, 08/01/24	100	103,909
Series A, 5.00%, 05/01/24	170	175,502
Series B, 5.00%, 11/01/24	270	282,229
Series D, 5.00%, 04/01/24	875	901,384
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/24	495	518,805
Series A, Series A, 5.00%, 12/01/24	100	104,809
Washoe County School District/NV GOL, Series A, 5.00%, 06/01/24	105	108,674
		11,534,579
New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority Act RB, 5.00%, 07/01/24	50	51,785
New Hampshire Municipal Bond Bank RB
Series B, 5.00%, 08/15/24	50	52,038
Series E, 5.00%, 08/15/24	15	15,611
State of New Hampshire GO, Series B, 5.00%, 12/01/24	210	220,292
		339,726

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey — 2.0%
County of Essex NJ GO, Series B, 5.00%, 09/01/24 (SCH BD RES FD)	$110	$114,580
County of Monmouth NJ, 5.00%, 07/15/24	145	150,600
County of Monmouth NJ Go, 5.00%, 07/15/24	470	488,151
Monmouth County Improvement Authority (The) RB
5.00%, 12/01/24 (GTD)	90	94,477
Series A, 4.00%, 08/01/24	400	410,321
New Jersey Economic Development Authority, 5.00%, 11/01/24	110	114,367
New Jersey Economic Development Authority RB
5.00%, 06/15/24	720	742,209
Series AAA, 4.00%, 06/15/24	120	122,100
Series N-1, 5.50%, 09/01/24 (AMBAC)	55	57,391
Series PP, 5.00%, 06/15/27 (PR 06/15/24)	2,285	2,366,644
Series UU, 5.00%, 06/15/24	190	195,861
Series XX, 4.00%, 06/15/24 (SAP)	735	747,859
Series XX, 5.00%, 06/15/24 (SAP)	135	139,164
New Jersey Educational Facilities Authority RB
Series A, 5.00%, 07/01/24	105	108,972
Series A, 5.00%, 09/01/24	270	279,663
Series B, 5.00%, 07/01/24	225	233,512
Series I, 5.00%, 07/01/24	170	176,431
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/24	840	865,912
Series A-1, 5.00%, 06/15/24	400	412,339
Series AA, 4.00%, 06/15/24	165	167,887
Series AA, 5.00%, 06/15/24	180	185,552
New Jersey Turnpike Authority RB, Series C, 5.00%, 01/01/24	180	184,197
State of New Jersey GO
5.00%, 06/01/24	720	744,138
Series A, 5.00%, 06/01/24	2,445	2,526,969
Township of Union NJ/Union County GO, 3.00%, 01/15/24	165	166,048
		11,795,344
New Mexico — 1.1%
New Mexico Finance Authority RB
5.00%, 06/01/24	150	155,269
Series A, 5.00%, 06/01/24	260	269,133
Series A, 5.00%, 06/15/24	1,235	1,278,168
Series D, 5.00%, 06/15/24	95	98,438
State of New Mexico GO
5.00%, 03/01/24	450	462,581
Series A, 5.00%, 03/01/24	870	894,322
Series B, 5.00%, 03/01/24	265	272,408
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/24	1,440	1,493,043
Series A, 5.00%, 07/01/24	725	751,706
Series B, 4.00%, 07/01/24	970	992,321
		6,667,389
New York — 8.3%
City of New York NY GO
Series 1, 5.00%, 08/01/24	685	711,676
Series A, 5.00%, 08/01/24	1,470	1,527,247
Series A-1, 5.00%, 08/01/24	1,295	1,345,432
Series A-2015, 2.50%, 08/01/24	300	300,711
Series A-2015, 5.00%, 08/01/24	230	238,957
Series B, 5.00%, 08/01/24	100	103,894
Series B-1, 5.00%, 12/01/24	50	52,395
Series C, 5.00%, 08/01/24	2,235	2,322,039
Series D, 4.00%, 08/01/24	120	122,786
Security	Par (000)	Value

New York (continued)
Series E, 5.00%, 08/01/24	$685	$711,676
Series I, 5.00%, 03/01/24	180	185,013
Series J, 5.00%, 08/01/24	540	561,030
Series J-4, 4.00%, 08/01/24	100	102,322
Series J-4, 5.00%, 08/01/24	125	129,868
County of Monroe NY GOL, 5.00%, 06/01/24	1,000	1,034,860
County of Nassau NY, 5.00%, 04/01/26 (PR 04/01/24)	465	479,293
County of Onondaga NY GOL, 5.00%, 05/01/24	60	62,017
County of Westchester NY GOL
Series A, 5.00%, 01/01/24	445	456,028
Series A, 5.00%, 12/01/24	125	131,265
Erie County Industrial Development Agency (The) RB, 5.00%, 05/01/24 (SAW)	250	257,872
Hudson Yards Infrastructure Corp. RB, Series A, 5.00%, 02/15/24	245	251,438
Long Island Power Authority RB
Series A, 0.00%, 12/01/24 (AGM)(a)	50	47,768
Series A, 5.00%, 09/01/24	155	161,257
Metropolitan Transportation Authority RB
Series A-1, 4.00%, 11/15/24	130	132,022
Series A-1, 5.00%, 11/15/24	280	289,379
Series A2, 5.00%, 11/15/24	25	25,837
Series A-2, 5.00%, 11/15/24	90	93,008
Series B, 5.00%, 11/15/24	645	666,604
Series B, 5.25%, 11/15/24 (AMBAC)	100	103,525
Series B-1, 5.00%, 11/15/24	190	198,929
Series B-2, 5.00%, 11/15/24	185	193,694
Series C, 5.00%, 11/15/24	190	196,364
Series C-1, 5.00%, 11/15/24	855	883,639
Series F, 5.00%, 11/15/24	270	279,044
Nassau County Interim Finance Authority RB, Series A, 5.00%, 11/15/24	200	209,592
New York City Municipal Water Finance Authority RB
5.00%, 06/15/24	515	533,709
Series AA, 4.00%, 06/15/24	185	189,241
Series AA, 5.00%, 06/15/24	2,105	2,181,470
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/24 (SAW)	545	565,015
Series S, 4.00%, 07/15/24 (SAW)	140	143,330
Series S, 5.00%, 07/15/24 (SAW)	115	119,223
Series S, 5.00%, 07/15/24 (ETM) (SAW)	435	450,891
Series S1, 5.00%, 07/15/24 (SAW)	105	108,856
Series S-1, 5.00%, 07/15/24 (SAW)	310	321,747
Series S-3, 5.00%, 07/15/24 (SAW)	125	129,591
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 02/01/24	280	287,357
5.00%, 11/01/24	3,170	3,318,030
Series A-1, 5.00%, 08/01/24	790	821,478
Series B1, 5.00%, 08/01/24	255	265,161
Series C, 5.00%, 11/01/24	1,560	1,632,847
Series C1, 5.00%, 05/01/24	460	475,176
Series E-1, 5.00%, 02/01/24	100	102,627
New York State Dormitory Authority, 5.00%, 03/15/24	870	895,996
New York State Dormitory Authority RB
5.00%, 07/01/24	110	113,958
5.00%, 03/15/27 (PR 03/15/24)	1,200	1,236,215
Series A, 4.00%, 03/15/24	145	147,718
Series A, 5.00%, 02/15/24	230	236,178
Series A, 5.00%, 03/15/24	2,250	2,316,531

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 07/01/24	$840	$868,920
Series B, 5.00%, 10/01/24	15	15,669
Series B, 5.50%, 03/15/24 (AMBAC)	1,130	1,169,971
Series C, 5.00%, 03/15/24	1,270	1,308,047
Series D, 5.00%, 02/15/24	2,205	2,265,891
Series E, 5.00%, 02/15/24	430	441,998
Series E, 5.00%, 03/15/24	845	870,384
Series F, 5.00%, 10/01/24 (SAW)	110	114,700
New York State Environmental Facilities Corp., 5.00%, 06/15/24	75	77,776
New York State Environmental Facilities Corp. RB
5.00%, 06/15/24	1,470	1,524,414
Series A, 4.00%, 06/15/24	90	92,125
Series D, 5.00%, 09/15/24	135	140,940
New York State Thruway Authority RB
Series J, 5.00%, 01/01/24	165	168,741
Series K, 4.00%, 01/01/24	160	162,192
Series K, 5.00%, 01/01/24	120	122,721
Series L, 5.00%, 01/01/24	185	189,195
New York State Urban Development Corp. RB
5.00%, 03/15/24	490	504,641
Series A, 5.00%, 03/15/24	3,120	3,213,225
Port Authority of New York & New Jersey RB
5.00%, 07/15/24	200	207,578
Series 194, 5.00%, 10/15/24	1,320	1,378,893
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/24	815	851,455
State of New York, 5.00%, 03/15/24	375	386,079
State of New York GO, Series A, 5.00%, 03/01/24	360	370,260
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/24	500	521,255
Series A, 5.00%, 11/15/24	1,315	1,377,121
Series C-1, 5.00%, 11/15/24	200	209,448
		49,714,465
North Carolina — 2.8%
City of Charlotte NC COP, 5.00%, 06/01/24	125	129,241
City of Charlotte NC GO, Series A, 5.00%, 06/01/24	140	144,937
City of Charlotte NC Storm Water Revenue RB, 5.00%, 12/01/24	15	15,735
City of Charlotte NC Water & Sewer System Revenue RB, 5.00%, 07/01/24	275	285,325
City of Durham NC Water & Sewer Utility System Revenue RB, 4.00%, 08/01/24	170	174,134
City of Raleigh NC RB, Series A, 5.00%, 06/01/24	160	165,535
City of Winston-Salem NC RB, Series C, 5.00%, 06/01/24	215	222,437
City of Winston-Salem NC Water & Sewer System Revenue RB, Series A, 5.00%, 06/01/24	10	10,353
City of Winston-Salem Water & Sewer System Revenue, 5.00%, 06/01/33 (PR 06/01/24)	2,350	2,431,607
County of Alamance NC GO, 5.00%, 05/01/24	1,000	1,032,615
County of Buncombe NC RB
5.00%, 06/01/24	125	129,324
Serise A, 5.00%, 06/01/24	175	181,054
County of Durham NC GO, 5.00%, 10/01/24	45	46,998
County of Forsyth NC GO
5.00%, 04/01/24	100	103,015
5.00%, 12/01/24	365	382,956
County of Guilford NC GO
5.00%, 03/01/24	520	534,876
Series B, 5.00%, 05/01/24	235	242,782
Security	Par (000)	Value

North Carolina (continued)
County of Mecklenburg NC GO
4.00%, 02/01/24	$260	$264,283
5.00%, 03/01/24	285	293,122
Series A, 5.00%, 09/01/24	125	130,264
Series A, 5.00%, 12/01/24	175	183,577
Series B, 5.00%, 12/01/24	210	220,292
County of Orange NC GO, 4.00%, 04/01/24	200	203,842
County of Wake NC GO
5.00%, 04/01/24	1,000	1,030,854
Series A, 5.00%, 03/01/24	295	303,439
Series C, 5.00%, 03/01/24	125	128,576
County of Wake NC RB
5.00%, 03/01/24	245	251,876
Series A, 5.00%, 08/01/24	135	140,298
Series A, 5.00%, 12/01/24	110	115,310
North Carolina State University at Raleigh RB, 5.00%, 10/01/24	95	99,138
State of North Carolina GO
Series A, 5.00%, 06/01/24	1,175	1,216,588
Series C, 5.00%, 05/01/24	3,230	3,336,966
State of North Carolina RB
5.00%, 03/01/24	715	735,066
Series B, 5.00%, 05/01/24	150	154,949
Series B, 5.00%, 06/01/24	1,115	1,154,316
Series C, 5.00%, 05/01/24	320	330,557
University of North Carolina at Greensboro RB, 5.00%, 04/01/24	210	216,087
		16,742,324
Ohio — 3.4%
American Municipal Power Inc. RB, 5.00%, 02/15/24	555	568,147
City of Columbus OH
5.00%, 04/01/24	400	412,295
Series 6, 5.00%, 08/15/24	280	291,453
City of Columbus OH GO
Series 2017-1, 5.00%, 04/01/24	1,050	1,082,274
Series A, 4.00%, 08/15/24	455	466,782
Series A, 5.00%, 07/01/24	175	181,570
Cleveland Department of Public Utilities Division of Water RB, Series Y, 4.00%, 01/01/29 (PR 01/01/24)	1,040	1,055,286
County of Franklin OH GOL, 5.00%, 12/01/24	20	20,980
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/24	225	235,614
Miami University/Oxford OH RB, 5.00%, 09/01/24	485	504,426
Northeast Ohio Regional Sewer District, 5.00%, 11/15/44 (PR 11/15/24)	1,250	1,306,509
Northeast Ohio Regional Sewer District RB
5.00%, 11/15/32 (PR 11/15/24)	500	522,603
5.00%, 11/15/49 (PR 11/15/25)	1,000	1,046,103
Ohio Higher Educational Facility Commission RB, 5.00%, 12/01/24	80	83,554
Ohio State University (The), 5.00%, 12/01/24	100	104,625
Ohio State University (The) RB, Series A, 5.00%, 12/01/24	300	313,876
Ohio Turnpike & Infrastructure Commission, 5.00%, 02/15/24	100	102,680
Ohio University RB, Series A, 5.00%, 12/01/24	110	114,987
Ohio Water Development Authority RB
5.00%, 06/01/24	1,100	1,138,346
5.00%, 12/01/24	275	288,326
Series B, 5.00%, 12/01/24	210	220,176
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/24	255	263,889

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
5.00%, 12/01/24	$160	$167,754
Series 2015A, 5.00%, 06/01/24	840	869,282
Series 2015-A, 5.00%, 12/01/24	240	251,630
Princeton City School District GO, 4.00%, 12/01/32 (PR 12/01/24)	795	819,211
State of Ohio, 5.00%, 05/01/27 (PR 05/01/25)	945	975,703
State of Ohio GO
Series A, 4.00%, 05/01/24	145	148,066
Series A, 4.00%, 05/01/24 (ETM)	5	5,101
Series A, 5.00%, 08/01/24	385	400,514
Series A, 5.00%, 09/01/24	215	224,157
Series A, 5.00%, 09/15/24	500	521,835
Series B, 5.00%, 08/01/24	320	332,895
Series B, 5.00%, 09/15/24	1,650	1,722,057
Series S, 5.00%, 05/01/24	170	175,545
Series U, 5.00%, 05/01/24	165	170,382
Serise A, 5.00%, 05/01/24	150	155,005
Serise A, 5.00%, 06/15/24	200	207,348
State of Ohio GOL, 5.00%, 09/01/24	925	964,397
State of Ohio RB
5.00%, 01/01/24	170	173,793
Series A, 5.00%, 04/01/24	505	520,228
Series A, 5.00%, 10/01/24	250	260,891
Series A, 5.00%, 12/01/24	485	508,324
Series B, 5.00%, 10/01/24	35	36,525
Series C, 5.00%, 12/01/24	190	199,137
		20,134,281
Oklahoma — 0.5%
City of Oklahoma City OK GO
4.00%, 03/01/24	250	254,338
5.00%, 03/01/24	10	10,280
Grand River Dam Authority RB
Series A, 4.00%, 06/01/24	460	468,709
Series A, 5.00%, 06/01/24	955	985,490
Oklahoma Agricultural & Mechanical Colleges RB, 4.00%, 07/01/24	100	102,147
Oklahoma Capitol Improvement Authority RB
5.00%, 07/01/24	365	377,825
Series B, 5.00%, 01/01/24	15	15,337
Series B, 5.00%, 07/01/24	55	56,932
Series C, 5.00%, 07/01/24	30	31,054
Oklahoma Turnpike Authority RB, Series D, 5.00%, 01/01/24	270	276,221
Oklahoma Water Resources Board RB, 5.00%, 04/01/24	105	108,142
		2,686,475
Oregon — 2.0%
Chemeketa Community College District GO, 5.00%, 06/15/24 (GTD)	220	227,811
City of Eugene OR Electric Utility System Revenue RB,
Series A, 5.00%, 08/01/24	175	181,710
City of Portland OR, 5.00%, 02/01/24	500	513,137
City of Portland OR GOL, Series B, 5.00%, 06/15/24	175	181,357
City of Portland OR Sewer System Revenue RB
5.00%, 06/15/24	100	103,619
Series A, 5.00%, 03/01/24	500	514,087
Series A, 5.00%, 05/01/24	160	165,218
Series A, 5.00%, 10/01/24	110	114,865
Series B, 5.00%, 06/01/24	210	217,321
City of Portland OR Water System Revenue RB, Series A, 5.00%, 05/01/24	350	361,415
County of Multnomah OR GOL, 5.00%, 06/01/24	1,030	1,067,145
Security	Par (000)	Value

Oregon (continued)
Multnomah County School District No. 1 Portland/OR GO
5.00%, 06/15/24 (GTD)	$215	$222,899
Series B, 5.00%, 06/15/24 (GTD)	300	311,022
Oregon State Lottery RB
5.00%, 04/01/24	810	834,424
5.00%, 04/01/24 (MORAL OBLG)	100	103,015
Series C, 5.00%, 04/01/24	270	278,141
Series E, 5.00%, 04/01/24 (MO)	170	175,126
Portland Community College District GO, 5.00%, 06/15/24	310	321,049
Portland Oregon Water System RB, 5.00%, 05/01/24	180	185,871
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/24 (GTD)(a)	125	120,365
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/24	850	891,071
Series A, 5.00%, 11/15/28 (PR 11/15/25)	700	732,900
Series A, 5.00%, 11/15/29 (PR 11/15/24)	375	392,625
State of Oregon GO
5.00%, 05/01/24	400	413,347
5.00%, 06/01/24	350	362,482
Series A, 5.00%, 05/01/24	900	930,030
Series B, 5.00%, 08/01/24	165	171,649
Series H, 5.00%, 05/01/24	145	149,838
Series I, 5.00%, 08/01/24	340	353,701
Series K, 5.00%, 11/01/24	200	209,445
Series L, 5.00%, 08/01/24	105	109,231
Series O, 5.00%, 08/01/24	25	26,007
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO, Series J, 5.00%, 06/15/24 (GTD)	200	207,266
Washington & Multnomah Counties School District No. 48J Beaverton GO, 5.00%, 06/15/31 (PR 06/15/24) (GTD)	500	517,865
		11,667,054
Pennsylvania — 2.6%
City of Philadelphia PA GO
5.00%, 08/01/24	395	409,968
5.25%, 07/15/34 (PR 01/15/25)	440	451,893
Series A, 5.00%, 08/01/24	450	467,052
City of Philadelphia PA Water & Wastewater Revenue RB, Series B, 5.00%, 11/01/24	430	449,250
Commonwealth of Pennsylvania, 5.00%, 10/01/24	475	495,058
Commonwealth of Pennsylvania GO
5.00%, 07/15/24	1,520	1,575,821
First Series, 5.00%, 01/01/24	575	588,143
First Series, 5.00%, 03/01/24	205	210,553
First Series, 5.00%, 03/15/24	245	251,880
First Series, 5.00%, 06/15/24	180	186,218
First Series, 5.00%, 07/01/24	450	466,066
First Series, 5.00%, 08/15/24	1,005	1,044,097
First Series, 5.00%, 09/15/24	570	593,409
Second Series, 5.00%, 01/15/24	105	107,504
Second Series, 5.00%, 09/15/24	1,320	1,374,212
County of Berks PA GO, 5.00%, 11/15/24	200	209,305
County of Chester PA GO, 5.00%, 07/15/24	90	93,476
County of Montgomery PA GO, Series A, 5.00%, 04/01/24	25	25,768
Delaware County Authority RB, 5.00%, 08/01/24	45	46,584
Delaware River Joint Toll Bridge Commission RB
5.00%, 07/01/24	195	202,128
Series B, 5.00%, 07/01/24	125	129,569
Delaware River Port Authority RB, 5.00%, 01/01/33 (PR 07/01/24)	3,450	3,528,545
Pennsylvania Infrastructure Investment Authority RB,
Series A, 5.00%, 01/15/24	195	199,892

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania State University (The) RB, 5.00%, 09/01/24	$120	$124,997
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series A, 5.00%, 12/01/24	90	94,394
Pennsylvania Turnpike Commission RB
5.00%, 06/01/24	105	108,143
5.00%, 12/01/24	1,125	1,176,005
Series A, 5.00%, 12/01/24	80	83,334
Series A-1, 5.00%, 12/01/24	220	229,974
Series A-2, 5.00%, 12/01/24	180	188,161
Series B, 5.00%, 12/01/24	180	188,161
		15,299,560
Rhode Island — 0.4%
Rhode Island Commerce Corp. RB, Series A, 4.00%, 06/15/24	450	458,543
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB, Series B, 5.00%, 10/01/24	240	250,575
Rhode Island Turnpike & Bridge Authority RB, Series A, 5.00%, 10/01/24	290	301,908
State of Rhode Island GO
5.00%, 01/15/24	465	476,443
5.00%, 08/01/24	220	228,601
Series A, 5.00%, 05/01/24	195	201,311
Series D, 5.00%, 08/01/24	515	535,134
		2,452,515
South Carolina — 0.6%
Beaufort County School District/SC GO, 5.00%, 03/01/24 (SCSDE)	500	513,816
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/24	70	73,366
City of Charleston SC Waterworks & Sewer System Revenue RB, 5.00%, 01/01/24	305	312,335
County of Charleston SC GO, Series C, 5.00%, 11/01/24 (SAW)	160	167,303
Horry County School District/SC GO
5.00%, 03/01/24 (SCSDE)	705	724,710
Series A, 5.00%, 03/01/24	205	210,731
Lancaster County School District/SC GO, 5.00%, 03/01/24	100	102,850
Richland County School District No. 1/SC GO, Series C, 5.00%, 03/01/24	110	113,099
South Carolina Transportation Infrastructure Bank RB,
Series A, 5.00%, 10/01/24	905	943,215
State of South Carolina GO
Series B, 5.00%, 04/01/24 (SAW)	475	489,600
Serise A, 5.00%, 04/01/24 (SAW)	155	159,764
		3,810,789
Tennessee — 2.1%
City of Chattanooga TN GO
5.00%, 11/01/24	100	104,670
Series B, 5.00%, 03/01/24	100	102,850
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/24	175	183,416
City of Memphis TN GO
5.00%, 05/01/24	245	252,929
5.00%, 04/01/40 (PR 04/01/24)	3,935	4,054,112
County of Blount TN GO, Series B, 5.00%, 06/01/24	180	186,106
County of Knox TN GO, 5.00%, 06/01/24	145	150,113
County of Shelby TN GO, Series A, 5.00%, 03/01/24	125	128,562
County of Williamson TN GO, 5.00%, 04/01/24	300	309,222
Security	Par (000)	Value

Tennessee (continued)
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB
Series A, 5.00%, 05/15/24 x	$345	$356,525
Series B, 5.00%, 05/15/24	200	206,681
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 01/01/24	750	760,819
5.00%, 01/01/24	415	424,714
5.00%, 07/01/24	850	881,310
Series A, 5.00%, 07/01/24	220	228,104
Series C, 4.00%, 07/01/24	470	480,815
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, Series B, 5.00%, 07/01/24	165	171,078
State of Tennessee GO
5.00%, 09/01/24	125	130,284
Series A, 5.00%, 08/01/24	145	150,799
Series B, 5.00%, 08/01/24	725	753,997
Tennessee State School Bond Authority, 5.00%, 11/01/24 (ST INTERCEPT)	475	496,764
Tennessee State School Bond Authority GO, Series B, 5.00%, 09/01/26 (PR 09/01/24)	1,065	1,108,332
Tennessee State School Bond Authority RB 5.00%, 11/01/24 (ST INTERCEPT)	85	88,895
Second Series, 5.00%, 11/01/24 (ST INTERCEPT)	215	224,851
Series A, 5.00%, 11/01/24	370	386,953
Series B, 5.00%, 11/01/24	490	512,451
		12,835,352
Texas — 11.9%
Alamo Community College District, 5.00%, 02/15/24	545	559,321
Alamo Community College District GOL, 5.00%, 02/15/24	40	41,051
Aldine Independent School District GO, 5.00%, 02/15/24 (PSF)	295	302,997
Alief Independent School District GO, 5.00%, 02/15/24 (PSF)	170	174,626
Allen Independent School District GO, 5.00%, 02/15/24 (PSF)	100	102,680
Arlington Independent School District/TX GO
Series A, 5.00%, 02/15/24 (PSF)	40	41,088
Series B, 5.00%, 02/15/24 (PSF)	180	184,898
Austin Community College District, 5.00%, 08/01/24	475	493,498
Austin Independent School District, 5.00%, 08/01/24 (PSF)	1,230	1,278,455
Austin Independent School District GO
5.00%, 08/01/24 (PSF)	145	150,712
Series A, 4.00%, 08/01/24 (PSF)	125	128,095
Series A, 5.00%, 08/01/24 (PSF)	55	57,167
Birdville Independent School District GO
5.00%, 02/15/24 (PSF)	80	82,185
Series A, 5.00%, 02/15/24 (PSF)	105	107,868
Board of Regents of the University of Texas System RB
Series C, 5.00%, 08/15/24	330	343,499
Series D, 5.00%, 08/15/24	140	145,727
Series E, 5.00%, 08/15/24	175	182,158
Series H, 5.00%, 08/15/24	315	327,885
Series I, 5.00%, 08/15/24	395	411,157
Series J, 5.00%, 08/15/24	195	202,976
Central Texas Turnpike System, 0.00%, 08/15/24(a)	565	543,943
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/24 (AMBAC)(a)	90	86,362
Series C, 5.00%, 08/15/24	125	128,849
City of Arlington TX GOL, Series A, 5.00%, 08/15/24	205	213,228
City of Arlington TX Water & Wastewater System Revenue RB, 5.00%, 06/01/24	700	724,215

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of Austin TX GOL
5.00%, 09/01/24	$540	$562,741
Series A, 5.00%, 09/01/24	230	239,686
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/24	450	471,258
Series A, 5.00%, 05/15/24	155	160,238
Series A, 5.00%, 11/15/24	410	429,369
City of Brownsville TX GOL
5.00%, 02/15/24	10	10,258
5.00%, 02/15/24 (ETM)	5	5,132
City of Carrollton TX GOL, 5.00%, 08/15/24	1,250	1,300,168
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/24	420	438,437
Series A, 5.00%, 10/01/24	240	250,535
Series C, 5.00%, 10/01/24	390	407,120
City of Denton TX GOL, 5.00%, 02/15/24	80	82,135
City of El Paso TX GOL, 5.00%, 08/15/24	150	155,905
City of Fort Worth TX Water & Sewer System Revenue RB
5.00%, 02/15/24	255	261,965
Series A, 5.00%, 02/15/24	1,130	1,160,866
City of Frisco TX GOL, 5.00%, 02/15/24	150	154,004
City of Grand Prairie TX GOL, 5.00%, 02/15/24	370	379,760
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/24	475	497,184
Series C, 5.00%, 05/15/24	600	619,965
Series D, 5.00%, 11/15/24	545	570,453
City of Lubbock TX GOL, 5.00%, 02/15/24	295	302,752
City of Pearland TX GOL, 5.00%, 03/01/24	5	5,138
City of Pflugerville TX GOL, 5.00%, 08/01/24	60	62,364
City of Plano TX GOL, 5.00%, 09/01/24	50	52,098
City of Round Rock TX GOL, 5.00%, 08/15/24	110	114,415
City of San Antonio Texas Electric & Gas Systems Revenue RB, Series REF, 5.25%, 02/01/24	750	770,568
City of San Antonio TX, 5.00%, 08/01/24	735	764,286
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/24	275	281,869
5.00%, 02/01/24 (ETM)	170	174,399
City of San Antonio TX GOL
5.00%, 02/01/24	515	528,274
5.00%, 08/01/24	765	795,481
Clear Creek Independent School District GO, 5.00%, 02/15/24 (PSF)	95	97,457
Comal Independent School District GO
5.00%, 02/01/24 (PSF)	735	753,944
Series B, 5.00%, 02/01/24 (PSF)	110	112,835
Conroe Independent School District, 5.00%, 02/15/24 (PSF)	120	123,215
Conroe Independent School District GO, 5.00%, 02/15/24 (PSF)	140	143,751
Conroe Independent School District RB, 5.00%, 02/15/24	525	539,068
County of Bexar TX GOL, 5.00%, 06/15/24	355	367,896
County of Collin TX GOL, 5.00%, 02/15/24	130	133,524
County of Denton TX GOL, 5.00%, 07/15/24	105	108,932
County of Harris TX GOL, 5.00%, 10/01/24	1,600	1,670,770
County of Travis TX GOL, 5.00%, 03/01/24	415	426,827
County of Williamson TX GOL, 4.00%, 02/15/24	245	249,072
Crowley Independent School District GO, Series A, 5.00%, 08/01/24 (PSF)	80	83,164
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/24 (PSF)	535	549,447
Series A, 5.00%, 02/15/24 (PSF)	105	107,835
Series C, 5.00%, 02/15/24 (PSF)	150	154,050
Security	Par (000)	Value

Texas (continued)
Dallas Area Rapid Transit RB
5.00%, 11/01/24	$225	$234,836
5.00%, 12/01/24	1,035	1,084,014
5.00%, 12/01/32 (PR 12/01/24)	2,500	2,618,391
Series A, 5.00%, 12/01/24	1,100	1,152,092
Denton Independent School District GO, 0.00%, 08/15/24 (PSF)(a)	200	192,644
Fort Bend Independent School District GO
Series A, 5.00%, 08/15/24 (PSF)	300	311,994
Series C, 5.00%, 02/15/24 (PSF)	25	25,667
Series C, 5.00%, 08/15/24 (PSF)	105	109,198
Fort Worth Independent School District GO, 5.00%, 02/15/24 (PSF)	410	421,199
Frisco Independent School District GO, 5.00%, 08/15/24 (PSF)	345	358,899
Garland Independent School District GO, Series A, 5.00%, 02/15/24 (PSF)	300	308,070
Grapevine-Colleyville Independent School District GO, 0.00%, 08/15/24 (PSF)(a)	150	144,329
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/24	380	394,958
Katy Independent School District GO, Series D, 5.00%, 02/15/24 (PSF)	170	174,573
Keller Independent School District/TX GO
Series A, 5.00%, 02/15/24 (PSF)	160	164,237
Series A, 5.00%, 08/15/24 (PSF)	170	176,744
Klein Independent School District GO
5.00%, 08/01/24 (PSF)	65	67,551
Series A, 5.00%, 08/01/24 (PSF)	430	446,875
Lamar Consolidated Independent School District GO
5.00%, 02/15/24 (PSF)	145	148,825
Series A, 2.00%, 02/15/24 (PSF)	50	49,689
Laredo Independent School District GO, 0.00%, 08/01/24 (PSF)(a)	150	144,463
Leander Independent School District GO
Series C, 0.00%, 08/15/37 (PR 08/15/24)(a)	700	344,307
Series C, 0.00%, 08/15/47 (PR 08/15/24) (PSF)(a)	10,000	2,747,084
Series D, 0.00%, 08/15/24 (PSF)(a)	125	119,819
Lewisville Independent School District GO
5.00%, 08/15/24	435	452,056
5.00%, 08/15/24 (PSF)	385	400,452
Lone Star College System, 5.00%, 02/15/24	135	138,645
Lone Star College System GOL
5.00%, 09/15/24	185	192,898
Series A, 5.00%, 02/15/24	175	179,726
Series A, 5.00%, 08/15/24	205	213,291
Series B, 5.00%, 02/15/24	735	754,847
Lower Colorado River Authority RB
5.00%, 05/15/24	390	401,772
Series B, 5.00%, 05/15/24	160	164,830
McKinney Independent School District GO, 5.00%, 02/15/24 (PSF)	160	164,254
Metropolitan Transit Authority of Harris County RB
Series A, 5.00%, 11/01/24	195	203,832
Series B, 5.00%, 11/01/24	185	193,379
Series D, 5.00%, 11/01/24	285	297,908
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, 5.00%, 11/01/24	100	104,529
North East Independent School District/TX GO
5.00%, 08/01/24 (PSF)	565	587,003
5.25%, 02/01/24 (PSF)	300	308,437

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
North Texas Municipal Water District RB
5.00%, 06/01/24	$135	$139,652
5.50%, 06/01/24	50	52,048
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/24	375	390,436
North Texas Tollway Authority RB
5.00%, 01/01/24	195	199,332
Series A, 5.00%, 01/01/24	245	250,443
Series B, 5.00%, 01/01/24	230	235,637
Series S, 5.00%, 01/01/24 (ETM)	85	86,974
Northside Independent School District GO
5.00%, 08/01/24 (PSF)	370	384,520
5.00%, 08/15/24 (PSF)	375	390,108
Series A, 5.00%, 02/15/24 (PSF)	500	513,450
Series A, 5.00%, 08/15/24 (PSF)	165	171,648
Northwest Independent School District GO, Series A, 5.00%, 02/15/24 (PSF)	275	282,255
Pasadena Independent School District GO, 5.00%, 02/15/24 (PSF)	150	153,957
Permanent University Fund - University of Texas System RB
Series A, 5.00%, 07/01/24	110	114,052
Series B, 5.00%, 07/01/24	1,325	1,374,748
Pflugerville Independent School District GO, 5.00%, 02/15/24 (PSF)	250	256,672
Rockwall Independent School District GO, Series A, 0.00%, 02/15/24 (PSF)(a)	35	34,025
Round Rock Independent School District GO
5.00%, 08/01/24	195	202,770
5.00%, 08/01/24 (PSF)	165	171,574
San Antonio Independent School District/TX GO
5.00%, 02/15/24 (PSF)	405	415,852
5.00%, 08/15/24 (PSF)	200	208,027
San Antonio Water System RB
Series A, 5.00%, 05/15/24	710	734,084
Series B, 5.00%, 05/15/24	120	124,070
Spring Branch Independent School District GO, 5.00%, 02/01/24 (PSF)	910	933,909
Spring Branch Independent School District GOL, 5.00%, 02/01/24 (PSF)	115	118,022
Spring Independent School District GO, 5.00%, 08/15/24 (PSF)	580	603,099
State of Texas GO
5.00%, 04/01/24	425	437,815
5.00%, 08/01/24	95	98,714
5.00%, 10/01/24	100	104,356
Series A, 5.00%, 10/01/24	2,590	2,702,826
Series A, 5.00%, 10/01/39 (PR 10/01/24)	1,000	1,042,060
Series B-1, 5.00%, 08/01/24	230	238,992
Series D, 5.00%, 05/15/24	425	439,197
Tarrant Regional Water District RB, Series A, 5.00%, 03/01/24	285	292,999
Tarrant Regional Water District Water Supply System Revenue RB
5.00%, 03/01/24	475	488,331
5.00%, 03/01/30 (PR 03/01/24)	2,000	2,056,130
Texas A&M University RB
Series C, 5.00%, 05/15/24	860	888,950
Series E, 4.00%, 05/15/24	25	25,527
Series E, 5.00%, 05/15/24	740	764,910
Texas Public Finance Authority RB, 5.00%, 02/01/24	420	431,035
Texas State Technical College, 5.00%, 08/01/24 (AGM)	150	155,370
Texas State Technical College RB, 5.00%, 10/15/24	245	255,721
Security	Par (000)	Value

Texas (continued)
Texas State University System RB, Series A, 5.00%, 03/15/24	$570	$586,588
Texas Transportation Commission State Highway Fund RB
5.00%, 04/01/34 (PR 04/01/24)	3,000	3,090,810
First Series, 5.00%, 10/01/24	570	595,212
Series A, 5.00%, 04/01/24	1,090	1,123,376
Series A, 5.00%, 10/01/24	795	830,164
Texas Water Development Board, 5.00%, 08/01/24	755	784,516
Texas Water Development Board RB
5.00%, 04/15/24	430	443,513
5.00%, 08/01/24	585	607,870
Series A, 5.00%, 10/15/24	280	292,492
Series B, 5.00%, 04/15/24	100	103,143
Series B, 5.00%, 10/15/24	110	114,908
Trinity River Authority Central Regional Wastewater System Revenue RB
3.00%, 08/01/24	245	247,373
5.00%, 08/01/24	310	322,119
Trinity River Authority Mountain Creek Revenue RB, 5.00%, 08/01/24	105	109,105
Tyler Independent School District GO, 5.00%, 02/15/24 (PSF)	90	92,318
United Independent School District/TX GO, 5.00%, 08/15/24 (PSF)	20	20,797
University of Houston RB, Series A, 5.00%, 02/15/24	405	415,726
University of North Texas System RB, Series A, 5.00%, 04/15/24	685	706,776
Ysleta Independent School District GO, 5.00%, 08/15/24 (PSF)	125	129,998
		70,924,668
Utah — 1.0%
Central Utah Water Conservancy District RB, 5.00%, 10/01/24	100	104,356
City of Ogden City UT Sewer & Water Revenue RB, 5.00%, 06/15/24	110	113,845
Davis School District GO, 5.00%, 06/01/24 (GTD)	315	326,023
Metropolitan Water District of Salt Lake & Sandy RB,
Series A, 5.00%, 07/01/24	190	196,999
Nebo School District GO, Series C, 4.00%, 07/01/24 (GTD)	120	122,761
State of Utah GO
5.00%, 07/01/24	2,560	2,656,116
Series B, 5.00%, 07/01/24	270	280,137
University of Utah (The) RB
Series A, 5.00%, 08/01/24	360	374,344
Series A, 5.00%, 08/01/24 (SAP)	410	426,337
Series A-1, 5.00%, 08/01/24	100	103,985
Series B, 5.00%, 08/01/24	220	228,766
Utah State Building Ownership Authority RB, 5.00%, 05/15/24	400	413,568
Utah Transit Authority RB, Series A, 5.00%, 06/15/24	480	497,239
		5,844,476
Vermont — 0.2%
State of Vermont GO
Series A, 5.00%, 02/15/24	165	169,524
Series A, 5.00%, 08/15/24	1,000	1,041,059
		1,210,583
Virginia — 3.7%
City of Alexandria VA GO
Series A, 5.00%, 07/15/24 (SAW)	105	109,147
Series C, 5.00%, 07/01/24 (SAW)	435	451,703
Series C, 5.00%, 07/15/24 (SAW)	100	103,949

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
City of Chesapeake VA GO, Series C, 5.00%, 12/01/24	$250	$262,023
City of Hampton VA GO, Series A, 5.00%, 09/01/24	355	369,951
City of Newport News VA GO, Series A, 5.00%, 08/01/24	100	103,939
City of Norfolk VA GO
Series A, 5.00%, 09/01/35 (PR 09/01/24) (SAW)	150	156,222
Series A, 5.00%, 09/01/37 (PR 09/01/24) (SAW)	600	624,888
City of Norfolk VA Water Revenue RB, 5.00%, 11/01/24	230	240,377
City of Richmond VA GO
Series B, 5.00%, 07/15/24	205	212,947
Series B, 5.00%, 07/15/24 (SAW)	250	259,691
City of Virginia Beach VA GO, Series B, 5.00%, 09/15/24 (SAW)	755	787,603
Commonwealth of Virginia GO
5.00%, 06/01/24	1,000	1,035,260
Series B, 5.00%, 06/01/24	55	56,939
Series B, 5.00%, 06/01/24 (SAW)	105	108,702
County of Arlington VA, 5.00%, 08/01/24	140	145,410
County of Arlington VA GO
5.00%, 08/15/24	125	130,152
5.00%, 08/15/24 (SAW)	75	78,091
Series A, 5.00%, 08/15/24	50	52,061
County of Chesterfield, 5.00%, 01/01/24	500	512,024
County of Fairfax VA GO
Series A, 4.00%, 10/01/24 (SAW)	250	257,000
Series A, 5.00%, 10/01/24 (SAW)	525	548,221
Series B, 5.00%, 04/01/24 (SAW)	500	515,310
Series B, 5.00%, 10/01/24 (SAW)	130	135,750
County of Henrico VA GO
5.00%, 08/01/24 (SAW)	50	51,985
Series A, 5.00%, 08/01/24	400	415,878
Series A, 5.00%, 08/01/24 (SAW)	245	254,725
Series B, 5.00%, 08/01/24 (SAW)	205	213,137
County of Prince William VA GO, 5.00%, 08/01/24 (SAW)	260	270,282
Fairfax County Industrial Development Authority RB, 5.00%, 05/15/24	545	562,713
Fairfax County Water Authority RB, 5.00%, 04/01/24	75	77,358
Hampton Roads Sanitation District RB
Series A, 5.00%, 07/01/24	165	171,195
Series A, 5.00%, 08/01/24	175	181,973
Virginia College Building Authority, 5.00%, 02/01/24	2,430	2,493,846
Virginia College Building Authority RB
5.00%, 02/01/24	100	102,627
Series A, 3.00%, 09/01/24	155	156,743
Series A, 4.00%, 02/01/28 (PR 02/01/24)	250	254,019
Series A, 5.00%, 09/01/24	570	594,005
Series A, 5.00%, 09/01/24 (SAW)	50	52,106
Series B, 5.00%, 09/01/24	370	385,582
Series D, 5.00%, 02/01/24 (NPFGC)	325	333,539
Series E-1, 5.00%, 02/01/24	300	307,882
Virginia Commonwealth Transportation Board, 5.00%, 05/15/24	195	201,615
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/24	290	298,535
5.00%, 05/15/24	460	475,604
5.00%, 09/15/24	655	683,178
Series A, 5.00%, 05/15/24	1,035	1,070,108
Series C, 5.00%, 05/15/24	170	175,767
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/24	1,070	1,112,795
Series C, 5.00%, 08/01/24	190	197,599
Virginia Public School Authority, 5.00%, 08/01/24	285	296,142
Security	Par (000)	Value

Virginia (continued)
Virginia Public School Authority RB
5.00%, 02/01/24	$75	$76,933
5.00%, 08/01/24	205	213,014
5.00%, 08/01/24 (SAW)	1,285	1,335,465
Series B, 5.00%, 08/01/24	120	124,691
Series B, 5.00%, 08/01/24 (SAW)	315	327,315
Series C, 5.00%, 08/01/24 (SAW)	275	285,751
Virginia Resources Authority RB
5.00%, 11/01/24	305	319,212
5.00%, 11/01/24 (MO)	105	109,627
Series A, 5.00%, 11/01/24	275	287,890
Series D, 5.00%, 11/01/24	145	151,796
		21,879,992
Washington — 4.5%
Cascade Water Alliance RB, 5.00%, 01/01/24	90	92,140
Central Puget Sound Regional Transit Authority RB
5.00%, 11/01/24	150	156,873
Series S-1, 5.00%, 11/01/24	945	988,299
City of Bellevue WA GOL, 5.00%, 12/01/24	200	209,802
City of Marysville WA Water & Sewer Revenue RB, 5.00%, 04/01/24	55	56,665
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 04/01/24	425	438,063
5.00%, 09/01/24	1,000	1,042,115
City of Seattle WA GO, 5.00%, 12/01/24	235	246,734
City of Seattle WA GOL
4.00%, 05/01/24	70	71,498
Series A, 5.00%, 06/01/24	290	300,419
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 05/01/24	80	82,589
5.00%, 09/01/24	420	437,355
Series A, 5.00%, 01/01/24	450	460,616
Series B, 5.00%, 04/01/24	100	103,015
Series C, 5.00%, 09/01/24	355	369,669
Series C, 5.00%, 10/01/24	125	130,445
City of Seattle WA Water System Revenue RB, 5.00%, 08/01/24	250	260,149
Clark & Skamania Counties School District No. 112-6 Washougal GO, 5.00%, 12/01/24 (GTD)	25	26,202
Clark County Public Utility District No. 1 RB, 5.00%, 01/01/24	300	306,813
Clark County School District No. 37 Vancouver GO, Series C, 5.00%, 12/01/24 (GTD)	100	104,809
County of King WA GO, 5.00%, 07/01/24	110	114,130
County of King WA GOL
5.00%, 06/01/24	990	1,024,908
5.00%, 07/01/24	125	129,693
Series C, 5.00%, 12/01/24	55	57,696
Series E, 5.00%, 06/01/24	125	129,408
Series E, 5.00%, 12/01/24	70	73,431
County of King WA Sewer Revenue RB
5.00%, 07/01/24	320	331,787
Series B, 5.00%, 07/01/24	1,135	1,176,808
County of Pierce WA GO, Series A, 5.00%, 08/01/24	260	270,321
County of Snohomish WA, 5.00%, 12/01/24	105	110,011
County of Spokane WA GOL, 5.00%, 12/01/24	265	277,744
Energy Northwest RB
5.00%, 07/01/24	940	974,625
Series A, 4.00%, 07/01/24	310	317,133
Series A, 5.00%, 07/01/24	1,330	1,378,992
King County Rural Library District GO, 4.00%, 12/01/24	200	205,654

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
King County School District No. 210 Federal Way GO, 4.00%, 12/01/24 (GTD)	$80	$82,349
King County School District No. 403 Renton GO, 4.00%, 12/01/24 (GTD)	350	360,595
King County School District No. 405 Bellevue GO, 5.00%, 12/01/24 (GTD)	200	209,950
King County School District No. 411 Issaquah GO, 5.00%, 12/01/24 (GTD)	175	183,255
King County School District No. 414 Lake Washington GO, 5.00%, 12/01/24 (GTD)	130	136,252
Pierce County School District No. 10 Tacoma GO, 5.00%, 12/01/24 (GTD)	380	398,555
Pierce County School District No. 320 Sumner GO, 5.00%, 12/01/24 (GTD)	75	78,607
Pierce County School District No. 83 University Place GO, 5.00%, 12/01/24 (GTD)	100	104,809
Port of Seattle WA GOL, 5.00%, 06/01/24	400	414,104
Port of Seattle WA RB, Series B, 5.00%, 03/01/24	335	343,822
Port of Tacoma WA RB, Series A, 5.00%, 12/01/24	85	88,932
Snohomish County School District No. 103 Monroe GO, 5.00%, 12/01/24 (GTD)	215	225,340
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/24 (GTD)	150	157,214
Snohomish County School District No. 4 Lake Stevens GO, 5.00%, 12/01/24 (GTD)	100	104,809
Snohomish County School District No. 6 Mukilteo GO, 5.00%, 12/01/24 (GTD)	85	89,088
Spokane & Whitman Counties School District No. 360 Cheney GO, 5.00%, 12/01/24 (GTD)	150	157,214
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/24 (GTD)	255	267,498
State of Washington, 5.00%, 06/01/24	500	517,163
State of Washington COP
Series A, 5.00%, 07/01/24	120	124,335
Series B, 5.00%, 07/01/24	420	435,173
State of Washington GO
5.00%, 07/01/24	80	82,924
Series 2016A, 5.00%, 07/01/24	105	108,838
Series A-1, 5.00%, 08/01/24	520	540,173
Series B, 5.00%, 07/01/24	1,185	1,228,314
Series C, 0.00%, 06/01/24 (AMBAC)(a)	100	96,619
Series C, 0.00%, 06/01/24 (NPFGC)(a)	25	24,155
Series C, 5.00%, 02/01/24	1,475	1,513,607
Series D, 5.00%, 02/01/24	140	143,664
Series E, 0.00%, 12/01/24(a)	60	57,229
Series E, 5.00%, 06/01/24	1,050	1,086,042
Series R-2015C, 5.00%, 07/01/24	60	62,193
Series R-2015E, 5.00%, 07/01/24	175	181,397
Series R-2018C, 5.00%, 08/01/24	710	737,544
Series R-2018D, 5.00%, 08/01/24	110	114,267
Series R-2020A, 5.00%, 01/01/24	800	819,166
Series R-F, 5.00%, 07/01/24	200	207,310
State of Washington RB, 5.00%, 09/01/24	900	933,629
University of Washington RB
5.00%, 04/01/24	675	695,589
5.00%, 06/01/24	100	103,499
Series C, 5.00%, 12/01/24	285	298,863
Serise A, 5.00%, 12/01/24	395	414,214
Washington State University RB
5.00%, 04/01/24	320	329,127
5.00%, 10/01/24	185	192,473
Security	Par (000)	Value

Washington (continued)
Whatcom County School District No. 503 Blaine GO, 5.00%, 12/01/24 (GTD)	$25	$26,202
		26,932,713
West Virginia — 0.4%
State of West Virginia GO
5.00%, 06/01/24	270	279,520
Series A, 0.00%, 11/01/24 (NPFGC)(a)	140	133,874
Series A, 5.00%, 06/01/24	505	522,807
Series A, 5.00%, 12/01/24	25	26,202
Series B, 5.00%, 06/01/24	40	41,411
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/24	965	1,004,875
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/24	320	330,836
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/24	315	326,603
		2,666,128
Wisconsin — 1.9%
City of Madison WI GO, Series A, 4.00%, 10/01/24	445	457,533
Milwaukee County Metropolitan Sewer District GO, Series A, 5.00%, 10/01/24	140	145,982
State of Wisconsin, 5.00%, 05/01/24	245	253,083
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
5.00%, 06/01/25 (PR 12/01/24)	150	155,109
5.00%, 06/01/26 (PR 06/01/24)	60	62,004
5.00%, 06/01/31 (PR 06/01/24)	500	516,696
Series 1, 5.00%, 06/01/24	85	87,895
State of Wisconsin Environmental Improvement Fund Revenue RB
Series A, 5.00%, 06/01/24	240	248,495
Serise A, 5.00%, 06/01/24	510	528,051
State of Wisconsin GO
Series 1, 5.00%, 11/01/24	240	251,207
Series 2, 5.00%, 11/01/24	2,165	2,266,099
Series A, 5.00%, 05/01/24	450	464,846
Series C, 5.00%, 05/01/24	230	237,588
State of Wisconsin RB
Series A, 5.00%, 05/01/24	750	773,899
Series B, 5.00%, 05/01/24	140	144,461
Wisconsin Department of Transportation, 5.00%, 07/01/24	230	238,668
Wisconsin Department of Transportation RB
5.00%, 07/01/36 (PR 07/01/24)	1,830	1,897,669
Series 1, 5.00%, 07/01/24	585	607,047
Series 1, 5.00%, 07/01/32 (PR 07/01/24)	850	881,431
Series 2, 5.00%, 07/01/24	955	990,991
Series A, 5.00%, 07/01/24	205	212,726
		11,421,480
Total Long-Term Investments — 98.7%
(Cost: $593,779,882)		589,464,759

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Liquidity Funds: MuniCash, 1.39%(b)(c)	762	$762,210

Total Short-Term Securities — 0.1%
(Cost: $762,181)		762,210

Total Investments — 98.8%
(Cost: $594,542,063)		590,226,969

Other Assets Less Liabilities — 1.2%		7,193,972

Net Assets — 100.0%		$597,420,941

(a)	Zero-coupon bond.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$1,855,612	$—	$(1,093,920	)(a)	$489	$29	$762,210	762	$11,359	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$589,464,759	$—	$589,464,759
Short-Term Securities
Money Market Funds	762,210	—	—	762,210
	$762,210	$589,464,759	$—	$590,226,969

Portfolio Abbreviation

AGC	Assured Guaranty Corp.	PR	Prerefunded
AGM	Assured Guaranty Municipal Corp.	PSF	Permanent School Fund
AMBAC	Ambac Assurance Corp.	Q-SBLF	Qualified School Bond Loan Fund
COP	Certificates of Participation	RB	Revenue Bond
ETM	Escrowed to Maturity	SAP	Subject to Appropriations
GO	General Obligation	SAW	State Aid Withholding
GOL	General Obligation Limited	SCH BD RES FD	School Board Resolution Fund
GTD	Guaranteed	SCSDE	South Carolina State Department of Education
MO	Moral Obligation	ST	Special Tax
NPFGC	National Public Finance Guarantee Corp.